Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2012	Oct. 31, 2011
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	L & L ENERGY, INC.
Entity Central Index Key	0001137083
Current Fiscal Year End Date	--04-30
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 671,953,692
Entity Common Stock, Shares Outstanding		37,244,073
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No